BASIS OF PRESENTATION (Details) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended	6 Months Ended
	Mar. 12, 2013	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012
Accumulated deficit		$ (372,325)		$ (368,921)
Capital deficiency		(11,506)		(8,387)
Liabilities towards noteholders		18,000
Investment income	8,000
Proceeds from sale of patent portfolio	5,000
Proceeds from new issues	2,500	4,500
Newly issued ordinary shares	4,747,409
Purchase price per share	$ 0.52
Percentage of shares outstanding	12.50%	10.00%
Proceeds from senior secured notes		5,000
Proceeds from unsecured subordinated note	500
Annual interest rate	1.00%	15.00%
Proceeds from restricted cash deposit		5,000
Amount of debt converted into ordinary shares	5,000
Convertible notes payable outstanding		$ 3,000
First Four Months [Member]
Annual interest rate		1.50%